Note 3 - Significant Accounting Policies - Estimated Useful Lives of Finite-lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2017
Computer Software, Intangible Asset [Member]
Computer software (years) (Year)	3 years
Trademarks [Member]
Computer software (years) (Year)	15 years